Organization and Principal Activities (Details)		6 Months Ended
	Aug. 11, 2022	Dec. 31, 2025
Organization and Principal Activities [Line Items]
Incorporation date		Mar. 24, 2022
Option agreements remaining, term		10 years
Shareholders powers of attorney remaining, term		10 years
Business cooperation agreement remaining, term		10 years
Equity pledge agreements remaining, term		10 years
VIE Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of net income	100.00%
EPWK WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity	100.00%
EPWK VIE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity		100.00%